Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock Income Fund	Sep. 30, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 339
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	774
Expense Example, with Redemption, 10 Years	1,424
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	267
Expense Example, with Redemption, 3 Years	538
Expense Example, with Redemption, 5 Years	934
Expense Example, with Redemption, 10 Years	1,845
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	393
Expense Example, with Redemption, 10 Years	$ 887